Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39491
Entity Registrant Name	EXCELLON RESOURCES INC.
Entity Central Index Key	0001263011
Entity Address, Address Line One	10 KING STREET EAST
Entity Address, Address Line Two	SUITE 200
Entity Address, City or Town	TORONTO
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5C 1C3